Summary of significant accounting policies (Details 1)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IRSA's Direct Interest [Member] | ECLASA [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Shefa Fiduciaria S.A.U. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Trustee company
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Inversora Bolivar S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Llao Llao Resorts S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
Ownership interest held by the Group	50.00%	50.00%	50.00%
IRSA's Direct Interest [Member] | Nuevas Fronteras S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
Ownership interest held by the Group	76.34%	76.34%	76.34%
IRSA's Direct Interest [Member] | Hoteles Argentinos S.A.U. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Hotel
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | LOS GALLEGOS Martinez Navarro y Cia S.A [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
Ownership interest held by the Group	100.00%	0.00%	0.00%
IRSA's Direct Interest [Member] | Fideicomiso Shefa VC [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Palermo Invest S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Ritelco S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | Tyrus S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA's Direct Interest [Member] | TIENDA LOS GALLEGOS S.A [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
Ownership interest held by the Group	100.00%	0.00%	0.00%
IRSA CP's Direct Interest [Member] | We Are Appa S A [Member]
Statement [Line Items]
Country	Argentina
Main activity	Design and software development
Ownership interest held by the Group	89.44%	93.63%	98.67%
IRSA CP's Direct Interest [Member] | Fibesa S.A.U. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | Arcos del Gourmet S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
Ownership interest held by the Group	90.00%	90.00%	90.00%
IRSA CP's Direct Interest [Member] | Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
Ownership interest held by the Group	53.68%	53.68%	53.68%
IRSA CP's Direct Interest [Member] | Panamerican Mall S.A [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
Ownership interest held by the Group	80.00%	80.00%	80.00%
IRSA CP's Direct Interest [Member] | Shopping Neuquen S.A. [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
Ownership interest held by the Group	99.95%	99.95%	99.95%
IRSA CP's Direct Interest [Member] | Torodur S.A. [Member]
Statement [Line Items]
Country	Uruguay
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
IRSA CP's Direct Interest [Member] | EHSA [Member]
Statement [Line Items]
Country	Argentina
Main activity	Investment
Ownership interest held by the Group	70.00%	70.00%	70.00%
IRSA CP's Direct Interest [Member] | Centro De Entretenimiento La Plata [Member]
Statement [Line Items]
Country	Argentina
Main activity	Real estate
Ownership interest held by the Group	0.00%	0.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | DFL and DN BV [Member]
Statement [Line Items]
Country	Bermuda / The Netherlands
Main activity	Investment
Ownership interest held by the Group	99.65%	99.65%	99.63%
Tyrus S.A.'s Direct Interest [Member] | IRSA International LLC [Member]
Statement [Line Items]
Country	USA
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Shefa Holdings [Member]
Statement [Line Items]
Country	USA
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
Tyrus S.A.'s Direct Interest [Member] | Liveck S.A. [Member]
Statement [Line Items]
Country	British Virgin Islands
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%
DFL's Direct Interest [Member] | Dolphin IL Investment Ltd. [Member]
Statement [Line Items]
Country	Israel
Main activity	Investment
Ownership interest held by the Group	100.00%	100.00%	100.00%